Related-party Transactions - Additional Information (Details) $ in Thousands			1 Months Ended		3 Months Ended
	Dec. 12, 2023 USD ($)	Feb. 15, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Aug. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Operating lease, payments					$ 292	$ 262
Percentage of outstanding capital stock		5.00%
2023 Convertible Notes | Hunter Ventures Limited
Related Party Transaction [Line Items]
Debt instrument issued		$ 13,000
Consulting Agreements
Related Party Transaction [Line Items]
Agreements termination date						Jun. 20, 2023
LNMP JPBC Invest
Related Party Transaction [Line Items]
Operating lease, payments				$ 100
Operating lease commencement date				Aug. 01, 2022
Operating lease end date				Jul. 31, 2025
Lease terminated date				2024-02
Operating lease start date				Aug. 01, 2022
KKG Enterprises | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination						$ 200
Remus Group Management | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination						$ 300
Benoit Chardon Consulting | Consulting Agreements
Related Party Transaction [Line Items]
Agreements termination date			Dec. 12, 2023
Consulting fees | €			€ 28,333.33
Benoit Chardon Consulting | Termination Agreement
Related Party Transaction [Line Items]
Termination fees	$ 200